Operating Expenses, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses [abstract]
Total Compensation to Employees and Directors	$ 11,890	$ 14,163	$ 10,331
Office and Administrative Expenses	3,351	2,413	2,633
Audit, Legal and Consultancy	1,325	1,313	1,826
Total General and Administrative Expenses	$ 16,565	$ 17,890	$ 14,789